Summary of Significant Accounting Policies - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended									12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Reconciliation [Abstract]
Net loss		$ 7,187	$ (19,246)	$ (12,596)	$ (1,943)	$ (11,332)	$ (8,486)	$ (1,004)	$ (6,667)	$ (1,813)	$ (45,117)	$ (17,971)	$ (14,704)
Preferred stock dividends											(527)
Net loss, adjusted											$ (45,644)	$ (17,971)	$ (14,704)
Net loss per share - basic and diluted	[1]										$ (3,250)	$ (1,853,500)	$ (2,548,000)
Weighted average shares outstanding - basic and diluted	[1]										14,039	10	6

[1]	reflects a one-for-sixteen (1:16) reverse stock split effected on July 21, 2016, a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.